Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment	Depreciation expense is recognized using the straight-line method over the following estimated useful lives:

Laboratory and office equipment	3–5 years
Computer equipment	3–5 years
Furniture	3–7 years